OTHER LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LONG-LIVED ASSETS
Schedule of other long-lived assets

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Prepayments for mining machines	39,841	—	—
Others	1,217	1,226	175
Total	41,058	1,226	175